Net Assets (Tables)	12 Months Ended
Dec. 31, 2024
Investment Company [Abstract]
Schedule of Transactions in Common Shares of Beneficial Interest & Net Asset Value Per Share

	For the Year Ended December 31, 2024
	Shares	Amount
Class I
Subscriptions(1)	120,061	$3,288,851
Share transfers between classes	34	945
Distributions reinvested	2,510	68,786
Repurchased shares, net of early repurchase deduction	(2,127)	(58,324)
Net increase	120,478	$3,300,258
Class S
Subscriptions(1)	18,459	$504,882
Share transfers between classes	(120)	(3,298)
Distributions reinvested	376	10,308
Repurchased shares, net of early repurchase deduction	(194)	(5,298)
Net increase	18,521	$506,594
Class D
Subscriptions(1)	9,766	$267,907
Share transfers between classes	86	2,353
Distributions reinvested	115	3,164
Net increase	9,967	$273,424
Total net increase	148,966	$4,080,276

	For the Year Ended December 31, 2023
	Shares	Amount
Class I
Subscriptions	45,712	$1,218,909
Distributions reinvested	307	8,289
Repurchased shares, net of early repurchase deduction	(3)	(78)
Net increase	46,016	$1,227,120
Class S
Subscriptions	10,959	$296,150
Distributions reinvested	13	341
Net increase	10,972	$296,491
Class D
Subscriptions	1,798	$48,588
Distributions reinvested	8	222
Net increase	1,806	$48,810
Total net increase	58,794	$1,572,421

	NAV Per Share
	Class I	Class S	Class D
January 31, 2024	$27.17	$27.17	$27.17
February 29, 2024	$27.19	$27.19	$27.19
March 31, 2024	$27.30	$27.30	$27.30
April 30, 2024	$27.29	$27.29	$27.29
May 31, 2024	$27.39	$27.39	$27.39
June 30, 2024	$27.45	$27.45	$27.45
July 31, 2024	$27.44	$27.44	$27.44
August 31, 2024	$27.41	$27.41	$27.41
September 30, 2024	$27.45	$27.45	$27.45
October 31, 2024	$27.49	$27.49	$27.49
November 30, 2024	$27.58	$27.58	$27.58
December 31, 2024	$27.61	$27.61	$27.61

	NAV Per Share
	Class I	Class S	Class D
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

	NAV Per Share
	Class I	Class S	Class D
December 31, 2022	$24.99	$24.99	$24.99

			For the period from
			December 5, 2022
			(commencement of
	For the Year Ended	For the Year Ended	operations) to
	December 31, 2024	December 31, 2023	December 31, 2022
Accumulated undistributed earnings	$—	$762	$—
Paid in capital	$—	$(762)	$—

Schedule of Regular Distributions Declared	The following tables present the monthly regular distributions that were declared and payable during the years ended December 31, 2024 and 2023:

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
February 28, 2025	March 25, 2025	$0.21430	$0.21430	$0.21430
March 31, 2025	April 23, 2025	$0.21430	$0.21430	$0.21430
April 30, 2025	May 22, 2025	$0.21430	$0.21430	$0.21430
May 30, 2025	June 25, 2025	$0.21430	$0.21430	$0.21430
June 30, 2025	July 23, 2025	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.

Schedule of Treasury Stock
Repurchase Pricing Date	Total Number of Shares Repurchased	Percentage of Outstanding Shares Repurchased (1)	Repurchase Request Deadline	Purchase Price Per Share (2)	Amount Repurchased (All Classes) (2)	Maximum number of shares that may yet be purchased under the repurchase program (3)
February 29, 2024	387	0.54%	March 20, 2024	$27.19	$10,376	—
May 31, 2024	5	0.01%	June 20, 2024	$27.39	$132	—
August 31, 2024	134	0.09%	September 20, 2024	$27.41	$3,623	—
November 30, 2024	1,795	0.90%	December 20, 2024	$27.58	$49,491	—

Maximum number
of shares that may
	Total Number	Percentage of	Repurchase	Purchase	Amount	yet be purchased
	of Shares	Outstanding Shares	Request	Price	Repurchased	under the repurchase
Repurchase Pricing Date	Repurchased	Repurchased(1)	Deadline	Per Share(2)	(All Classes)(2)	program(3)
November 30, 2023	3	0.01%	December 20, 2023	$27.03	$78	—